NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Noncontrolling Interests
Revenue	$ 9,712	Rp 136,447	Rp 135,557	Rp 130,788
Operating expenses		(92,489)	(91,563)	(92,255)
Other income (expense) – net	66	939	895	1,065
Profit before income tax	2,786	39,147	38,299	36,077
Income tax benefit (expense)	(659)	(9,257)	(10,439)	(9,366)
Profit for the year	2,127	29,890	27,860	26,711
Other comprehensive income (loss) – net	(255)	(3,581)	(2,189)	4,954
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,872	26,309	25,671	31,665
Profit for the year attributable to non-controlling interest	$ 602	8,469	8,642	9,034
Telkomsel
Noncontrolling Interests
Revenue		87,103	91,093	89,258
Operating expenses		(55,834)	(54,695)	(55,408)
Other income (expense) – net		451	(2,321)	124
Profit before income tax		31,720	34,077	33,974
Income tax benefit (expense)		(6,436)	(8,660)	(8,546)
Profit for the year		25,284	25,417	25,428
Other comprehensive income (loss) – net		(1,054)	(415)	356
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		24,230	25,002	25,784
Profit for the year attributable to non-controlling interest		8,849	8,895	8,899
Dividend paid to non-controlling interest		Rp 7,725	Rp 8,490	Rp 10,105